Other Expenses	12 Months Ended
Dec. 31, 2011
Other Expenses [Abstract]
Other Expenses

NOTE 20 - OTHER EXPENSES

Other expenses are summarized as follows:

	Years Ended December 31,
(Dollars in thousands)	2011	2010

Stationery, printing, and postage	$400	$336
Telephone	227	253
Director and advisory fees	73	173
ATM services	153	179
Repossession expenses	26	323
Regulatory enforcement order expenses	399	-
Appraisal fee expense	204	71
Accountant fees	180	181
Legal fees	889	430
Courier services	61	56
Other	897	1,224

Total	$3,509	$3,226